Employee Benefits Plans Contributions and Benefit Payments (Details) - MidAmerican Energy Company [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 8
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	59
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	60
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	60
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	60
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	61
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	291
United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	1
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	17
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	19
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	20
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	21
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	21
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 102